COMMON AND PREFERRED STOCK	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
COMMON AND PREFERRED STOCK
NOTE 10    COMMON AND PREFERRED STOCK

Common Stock

On December 28, 2016 the Company increased the authorized shares of common stock to 1,500,000,000 at a par value of $0.0001 per share. The Company had 200,000,000 shares of common stock authorized at a par value of $0.0001 per share as of December 31, 2015. As of December 31, 2016 and 2015 there were 940 and 489 shares of common stock issued and outstanding, respectively.

During the year ended December 31, 2015, the Company issued 1 share of common stock pursuant to the cash exercise of 1,074,082 Series A Warrants for total net proceeds of $2,252,020. In conjunction with the exercise of the Series A Warrants, 1,074,082 Series B Warrants to purchase shares of common stock were also issued.

During the year ended December 31, 2015, the Company issued 1 share of common stock pursuant to the conversion of 2,650,403 shares of Series E Convertible preferred stock at a conversion ratio of 100.8 billion preferred shares to 4 common shares.

During the year ended December 31, 2015, the Company issued 1 share of common stock pursuant to the cashless exercise of both 508,641 Class A Warrants and 334,889 Class B Warrants.

During the year ended December 31, 2015, the Company issued 12 shares of common stock pursuant to the exercise of 15,630,027 Series C Warrants. Of these, 11 shares of common stock were issued as a result of the cashless exercise of 15,246,027 Series C Warrants and 1 share of common stock was issued as a result of the cash exercise of 384,000 Series C Warrants for total net proceeds of $979,200.

During the year ended December 31, 2016, the Company issued 1 share of common stock pursuant to the cashless exercise of 5,091,815 Series C Warrants.

During the year ended December 31, 2016, the Company issued 2 shares of common stock pursuant to the cash exercise of 121,540 Underwriter Unit Purchase Options at an exercise price of $11.00 per option for total proceeds of $1,335,950. Upon exercise of these options, 121,450 shares of Series E Preferred Stock were issued and immediately converted into 1 share of common stock and 972,320 Series C Warrants were issued and immediately exercised pursuant to the cashless exercise provision into 1 share of common stock.

During the year ended December 31, 2016, the Company issued 1 share of common stock pursuant to the conversion of 13,967 shares of Series E Preferred Stock (see NOTE 10 COMMON AND PREFERRED STOCK).

On February 24, 2016, the Company completed a public offering of 39.2 million Units (the “February 2016 Unit Offering”) and received approximately $5.0 million of net proceeds. Pursuant to the sale of the units, the Company issued 1 share of common stock and 58,800,000 Series E Warrants. The Series E Warrants were exercisable into 2.5 share of common stock at $420 million per share. The Series E Warrants expire six years from the date of grant, were not exercisable for one year and which exercise was subject to a shareholder vote and an increase in the number of authorized shares of common stock the Company can issue. The proceeds from this offering were not recorded as paid in capital since the fair value of the Series E Warrants were in excess of the cash received.

On April 7, 2016, the Company entered into certain warrant exchange agreements (the “Exchange Agreements”), each by and between the Company and a holder of its outstanding Series E Warrants, pursuant to which the Company and each such holder agreed to exchange all outstanding Series E Warrants for shares of common stock of the Company. Pursuant to the Exchange Agreements, the Company issued 1 share of common stock of the Company in exchange for the surrender by the holders to the Company of 58,800,000 Series E Warrants exercisable to acquire approximately 2.5 shares of common stock of the Company (representing an exchange ratio of one share of common stock for each 2.5 shares of common stock underlying the surrendered Series E Warrants). The surrendered Series E Warrants were immediately cancelled by the Company.

On June 1, 2016, the Company completed a public offering of 3,160,000 units (the “June 2016 Unit Offering”) and received approximately $5.3 million of net proceeds. Pursuant to the sale of the units, the Company issued 31 shares of common stock and 3,160,000 Series G Warrants. The Series G Warrants were initially exercisable into 31 shares of common stock at $91.2 million per share, subject to adjustments and expire five years from the date of grant. The proceeds from this offering were not recorded as paid in capital since the fair value of the Series E Warrants were in excess of the cash received.

On July 11, 2016, the Company issued 1 share of common stock pursuant to the exercise of 85,000 Series G Warrants for cash in the amount of $113,900 or $113,900 per share.

During the year ended December 31, 2016, holders of the 2015 Notes submitted notices to convert payments on the 2015 Notes into shares of the Company’s common stock (the “Conversions”).  In connection with the Conversions, the Company issued 177 shares of common stock upon the conversion of $13,666,887 principal amount of 2015 Notes at a weighted average conversion price of $77,214 per share (see NOTE 8 CONVERTIBLE NOTES PAYABLE).

During the year ended December 31, 2016 the Company issued 236 shares of common stock for the mandatory conversion of 2,096 shares and the voluntary conversion of 480 of Series F Preferred Stock at a conversion price of $12,000 per share. The Series F Preferred Stock have a stated value of $1,000 per share.

Preferred Stock

The Company had 5,000,000 shares of preferred stock authorized at a par value of $0.001 per share as of December 31, 2016 and 2015. As of December 31, 2016 there are 74,380 shares of Series E Preferred Stock (recorded in equity) and 5,860 shares of Series F Preferred Stock (recorded as a liability) issued and outstanding. There were 88,347 shares of Series E Preferred Stock issued and outstanding as of December 31, 2015. The preferred stock may be issued from time to time by the board of directors as shares of one or more classes or series with authority to fix the designation and relative powers including voting powers, preferences, rights, qualifications, limitations, and restrictions relating to the shares of each class or series.

Series E Preferred Stock

In February 2015 the Company initiated a Units Offering (the “February 2015 Units Offering”) whereby the Company sold 2,724,000 units at a price of $8.80 per unit for net proceeds of $21.8 million after deducting underwriting commissions and offering costs. Each unit consisted of one share of our Series E Convertible Preferred Stock and eight Series C Warrants (the “Units”).

The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. In June 2015, the terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.

In June 2015, 48,000 of the Units were separated early pursuant to the optional early separation resulting in the exercise of 384,000 Series C Warrants into 1 share of common stock for cash proceeds of $979,200. On August 25, 2015 the remaining 2,676,000 Units separated into 2,676,000 shares of Series E Convertible Preferred Stock and 21,408,000 Series C Warrants.

The Series E Convertible Preferred Stock has no voting rights. An amendment to the terms of the Series E Convertible Preferred Stock only requires the vote of the holders of Series E Convertible Preferred Stock. With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Company, the Series E Preferred Stock shall rank equal to the common stock of the Company. No sinking fund has been established for the retirement or redemption of the Convertible Preferred Stock. As such, the Series E Convertible Preferred Stock is not subject to any restriction on the repurchase or redemption of shares by the Company due to an arrearage in the payment of dividends or sinking fund installments. The Series E Convertible Preferred Stock also has no liquidation rights or preemption rights, and there are no special classifications of our Board of Directors related to the Series E Convertible Preferred Stock.

During the year ended December 31, 2015, 14,750 Underwriter Purchase Options were exercised for cash in the amount of $162,250 or $11.00 per option. Pursuant to the exercise of these options, 14,750 shares of Series E Convertible Preferred Stock and 118,000 Series C Warrants were issued.

During the year ended December 31, 2015, 2,650,403 shares of Series E Convertible Preferred Stock were converted into 1 share of common stock. As of December 31, 2015, 88,347 shares of Series E Convertible Preferred Stock remain outstanding and were convertible into 101 shares of common stock.

During the year ended December 31, 2016, 13,967 shares of Series E Preferred Stock were converted into 1 share of common stock. On November 2, 2016, the Company filed a Certificate of Designation for Series E Preferred Stock to the Certificate of Incorporation. The Certificate of Designation reduced, the number of authorized Series E Preferred Shares from 2,860,200 Series E Preferred Shares to 74,380 Series E Preferred Shares, the number of Series E Preferred Shares issued and outstanding as of November 2, 2016. As of December 31, 2016, there are 74,380 shares of Series E Preferred Stock issued and outstanding that are convertible into 100 shares of common stock.

Series F Preferred Stock

On November 3, 2016, the Company amended its Certificate of Incorporation to create a new class of Series F Preferred Stock of the Company. Each Preferred Share shall have a stated value of $1,000 and a par value of $0.001 per share. The Series F Preferred Shares rank senior to the common stock and shall be entitled to dividends, on an as converted basis, with the holders of our common stock, but will not accrue additional dividends unless certain events as defined in the Series F Preferred Stock has occurred and is continuing, in which case dividends will accrue at a default rate of 10% per annum. The holders of Preferred Shares shall have the right to vote with holders of shares of our common stock, voting together as one class on all matters, with each Preferred Share entitling the holder thereof to cast that number of votes per share on an as converted basis.

On November 3, 2016, the Company issued 8,436 shares of Series F Preferred Stock for the exchange of $8,433,113 in remaining principal on the 2015 Notes (See NOTE 8 CONVERTIBLE NOTES PAYABLE). Of these, 2,096 were immediately mandatorily converted into 196 shares of common stock at a conversion price of $12,000 per share. Due to the limitations on beneficial ownership, some shares of our common stock were held in abeyance. All shares were delivered in November 2016. The remaining Series F Preferred Stock is initially convertible at the election of the holder into shares of our common stock at a conversion price equal to $12,000. From and after July 3, 2017, the Series F Preferred Stock shall be convertible at a conversion price equal to 85% of the arithmetic average, in each case of the lower of (i) the three lowest daily weighted average prices of the our common stock during the twenty (20) consecutive trading day period ending on the trading day immediately preceding the date of determination and (iii) the weighted average price of the our common stock on the trading day immediately preceding the date of determination. On November 3, 2018, so long as certain events do not exist, any remaining Series F Preferred Stock then outstanding shall be converted into shares of our common stock at a conversion price of $12,000 per share. In each case, the exercise price is subject to certain adjustments upon the occurrence of certain dilutive events, including the issuance of certain options or convertible securities, and upon the occurrence of certain corporate events, including stock splits and dividends. At any time after the issue of the Series F Preferred Stock, so long as there has been no failure of the equity during the applicable measurement periods, the Company shall have the right to redeem all, but not less than all, of the conversion amount then remaining under the Preferred Shares at a price equal to the greater of (x) 125% of the conversion amount being redeemed and (y) the product of (A) the conversion amount being redeemed and (B) the quotient determined by dividing (I) the greatest closing price of the shares of our common stock during the period beginning on the date immediately preceding the Company’s notice of redemption and ending on the Company redemption date, by (II) the lowest conversion price in effect during such period.

The Company evaluated the Series F Preferred Stock to determine the proper accounting under ASC 480 – Distinguishing Liabilities from Equity. Due to the differing nature of the contractual terms between the mandatorily converted and remaining portions of the Series F Preferred Stock, the Company analyzed them separately.

The conversion terms of a portion of Series F Preferred Stock were contractually overridden by the exchange agreement wherein both parties agreed that 2,096 shares would be mandatorily converted into common stock immediately. Thus, in true economic substance, it was an immediate mandatory conversion which is akin to direct issuance of common stock. The Company has determined that ASC 480 does not apply to these instruments as they are only redeemable into common shares and there are no mandatory redemption features into cash or other assets that are certain to occur and accordingly has accounted for these as equity instruments. The Company also evaluated any embedded conversion feature of the mandatory instrument under ASC 815 – Derivative and Hedging. The Company determined that the embedded conversion feature is clearly and closely related and no further evaluation is required. The Company is applying the extinguishment method of accounting to the 2015 Notes which requires these shares, as part of the reacquisition price, to be initially valued at fair value. The Company determined fair value of the mandatorily converted Series F Preferred Stock to be $3,144,000, which was the fair value of the common stock on the conversion day multiplied by the number of shares of common stock issued pursuant to the conversion. As mentioned above, these have all been converted and there are no mandatorily convertible Series F Preferred Stock outstanding as of December 31, 2016.

The Company has concluded that the remaining Series F Preferred Stock are within the scope of ASC 480 as they predominantly represent an unconditional obligation to issue a variable number of common shares for a fixed monetary amount. Accordingly, they will be accounted for as liabilities in the financial statements and measured initially and subsequently at fair value with any change in fair value to be recorded in earnings. The Company determined the fair value of the non-mandatory Series F Preferred Stock at issuance on November 3, 2016 to be $8,927,249 which was included as part of the reacquisition price of the 2015 Notes.

During December 2016, 480 shares of Series F Preferred Stock were converted at the option of the holder into 40 shares of common stock at a conversion price of $12,000 per share. As of December 31, 2016, there are 5,860 shares of Series F Preferred Stock outstanding convertible into 495 shares of common stock. The Company is accounting for these as a liability on the financial statements with a period end fair value of $5,655,006 (see NOTE 12 FAIR VALUE LIABILITIES).